Outstanding Borrowing (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Borrowings [Line Items]
Outstanding borrowings	$ 788,025	$ 928,284
Deferred financing costs and original issue discount	(20,138)	(21,641)
Total debt	767,887	906,643	799,257
Less current maturities	7,900	2,036	4,814
Long-term debt	759,987	904,607	794,443
Term Loan
Schedule Of Borrowings [Line Items]
Outstanding borrowings	788,025
Tranche B and Series C new term loans
Schedule Of Borrowings [Line Items]
Outstanding borrowings		430,474
Senior Subordinated Notes
Schedule Of Borrowings [Line Items]
Outstanding borrowings		300,000	300,000
Senior Notes
Schedule Of Borrowings [Line Items]
Outstanding borrowings		$ 197,810	$ 174,055